Share-based Compensation (Sogou Share-based Awards, Sogou 2017 Share Incentive Plan, Share Option Activity, Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 15,901	$ 14,204	$ 23,723
Sogou 2017 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price	$ 4.55
Share-based compensation expense	$ 2,436	$ 1,569
Unrecognized compensation expenses	$ 2,294
Unrecognized compensation expenses, weighted average period for recognition (in years)	1 year 10 months 24 days